Employee Benefits Plan - Summary of Defined Benefit Plan Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plan expense [line items]
Current service cost	$ 37	$ 44
Net interest cost	10	12
Administration fees	8	8
Plan amendments		(4)
Defined benefit plan expense	55	60
Funded Plans [member]
Disclosure of defined benefit plan expense [line items]
Current service cost	35	42
Net interest cost		3
Administration fees	7	7
Plan amendments		(4)
Defined benefit plan expense	42	48
UnFunded Plans [member]
Disclosure of defined benefit plan expense [line items]
Current service cost	1	1
Net interest cost	8	8
Administration fees	1	1
Defined benefit plan expense	10	10
Other Post Employment Benefits [Member]
Disclosure of defined benefit plan expense [line items]
Current service cost	1	1
Net interest cost	2	1
Defined benefit plan expense	$ 3	$ 2